Private Placement - Additional Information (Details) - USD ($)		5 Months Ended	9 Months Ended
	Sep. 21, 2020	Dec. 31, 2020	Sep. 30, 2021
Private Placement [Line Items]
Warrants issued			585,145
ACON S2 Acquisition Corp [Member]
Private Placement [Line Items]
Warrants price per unit		$ 11.50	$ 11.50
ACON S2 Acquisition Corp [Member] | Class A ordinary shares
Private Placement [Line Items]
Warrants price per unit	$ 11.50
Gross proceeds from private placement		$ 12,500,000	$ 12,500,000
ACON S2 Acquisition Corp [Member] | Private Placement
Private Placement [Line Items]
Warrants issued		4,666,667
Period to issue warrant after completion of initial business combination		30 days	30 days
ACON S2 Acquisition Corp [Member] | Private Placement | Sponsor
Private Placement [Line Items]
Warrants issued	4,666,667
Warrants price	1.50
Gross proceeds from private placement	$ 7,000,000.0
ACON S2 Acquisition Corp [Member] | Private Placement | Class A ordinary shares
Private Placement [Line Items]
Warrants price per unit		$ 11.50	$ 11.50